Post-employment benefits - Classification net position (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits [Line Items]
Other non-current assets	€ 41	€ 46
Non-current provisions for employee benefits	(558)	(546)
Net defined benefit liability (asset)	516	499
Germany [Member]
Post-employment benefits [Line Items]
Other non-current assets	0	9
Non-current provisions for employee benefits	(283)	(270)
Net defined benefit liability (asset)	283	261
United States of America [Member]
Post-employment benefits [Line Items]
Other non-current assets	39	34
Non-current provisions for employee benefits	(118)	(128)
Net defined benefit liability (asset)	80	94
Other countries [Member]
Post-employment benefits [Line Items]
Other non-current assets	2	4
Non-current provisions for employee benefits	(156)	(148)
Net defined benefit liability (asset)	€ 153	€ 144